Stock-Based Compensation (Details 3)	12 Months Ended
Mar. 31, 2012
Restricted stock-service vesting
Restricted Stock Units Granted	3,870,983
Grant Date June 2008 [Member] | 2001 Equity Incentive Plan [Member]
Restricted stock-service vesting
Restricted Stock Units Granted	698,440
Grant Date September 2008 [Member] | Long-Term Incentive Plan [Member]
Restricted stock-service vesting
Restricted Stock Units Granted	201,324
Grant Date December 2008[Member] | 2001 Equity Incentive Plan [Member]
Restricted stock-service vesting
Restricted Stock Units Granted	992,271
Grant Date May 2009 [Member] | Long-Term Incentive Plan [Member]
Restricted stock-service vesting
Restricted Stock Units Granted	1,066,595
Grant Date December 2009 [Member] | 2001 Equity Incentive Plan [Member]
Restricted stock-service vesting
Restricted Stock Units Granted	278,569
Grant Date December 2010 [Member] | 2001 Equity Incentive Plan [Member]
Restricted stock-service vesting
Restricted Stock Units Granted	348,426
Grant Date December 2011 [Member] | 2001 Equity Incentive Plan [Member]
Restricted stock-service vesting
Restricted Stock Units Granted	281,556
Grant Date March 2012 [Member] | 2001 Equity Incentive Plan [Member]
Restricted stock-service vesting
Restricted Stock Units Granted	3,802